Overview of the Company	12 Months Ended
Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Overview of the Company
Note 1. Overview of the Company
ATI Physical Therapy, Inc., together with its subsidiaries (herein referred to as “we,” “the Company,” “ATI Physical Therapy” and “ATI”), is a nationally recognized healthcare company, specializing in outpatient rehabilitation and adjacent healthcare services. The Company provides outpatient physical therapy services under the name ATI Physical Therapy and, as of December 31, 2021, had 910 clinics (as well as 20 clinics under management service agreements) located in 25 states. The Company offers a variety of services within its clinics, including physical therapy to treat spine, shoulder, knee and neck injuries or pain; work injury rehabilitation services, including work conditioning and work hardening; hand therapy; and other specialized treatment services. The Company’s direct and indirect wholly-owned subsidiaries include, but are not limited to, Wilco Holdco, Inc., ATI Holdings Acquisition, Inc. and ATI Holdings, LLC.
On June 16, 2021 (the “Closing Date”), a Business Combination transaction (the “Business Combination”) was finalized pursuant to the Agreement and Plan of Merger (“Merger Agreement”), dated February 21, 2021 between the operating company, Wilco Holdco, Inc. (“Wilco Holdco”), and Fortress Value Acquisition Corp. II (herein referred to as “FAII” and “FVAC”), a special purpose acquisition company. In connection with the closing of the Business Combination, the Company changed its name from Fortress Value Acquisition Corp. II to ATI Physical Therapy, Inc. The Company’s common stock is listed on the New York Stock Exchange (“NYSE”) under the symbol “ATIP.”
The Business Combination is accounted for as a reverse recapitalization in accordance with U.S. generally accepted accounting principles (“GAAP”). Under this method of accounting, FAII is treated as the acquired company and Wilco Holdco is treated as the acquirer for financial statement reporting and accounting purposes. As a result, the historical operations of Wilco Holdco are deemed to be those of the Company. Therefore, the financial statements included in this report reflect (i) the historical operating results of Wilco Holdco prior to the Business Combination; (ii) the combined results of FAII and Wilco Holdco following the Business Combination on June 16, 2021; (iii) the assets and liabilities of Wilco Holdco at their historical cost; and (iv) the Company’s equity structure for all periods presented. The recapitalization of the number of shares of common stock attributable to the Business Combination is reflected retroactively to the earliest period presented and will be utilized for calculating earnings per share in all prior periods presented. No step-up
basis of intangible assets or goodwill was recorded in the Business Combination consistent with the treatment of the transaction as a reverse recapitalization of Wilco Holdco, Inc. Refer to Note 3—
Business Combinations and Divestiture
for additional information.
Impact of
COVID-19
and CARES Act
The coronavirus
(“COVID-19”)
pandemic in the United States resulted in changes to our operating environment. We continue to closely monitor the impact of
COVID-19
on all aspects of our business, and our priorities remain protecting the health and safety of employees and patients, maximizing the availability of services to satisfy patient needs and improving the operational and financial stability of our business. While we expect the disruption caused by
COVID-19
and resulting impacts to diminish over time, we cannot predict the length of such impacts, and if such impacts continue for an extended period, it could have a continued effect on the Company’s results of operations, financial condition and cash flows, which could be material.
On March 27, 2020, the Coronavirus Aid, Relief, and Economic Security Act (the “CARES Act”) was signed into law providing reimbursement, grants, waivers and other funds to assist health care providers during the
COVID-19
pandemic. The Company has realized benefits under the CARES Act including, but not limited to, the following:

•
In 2020, the Company received approximately $91.5 million of general distribution payments under the Provider Relief Fund. These payments have been recognized as other income in the consolidated statements of operations throughout 2020 in a manner commensurate with the reporting and eligibility requirements issued by HHS. Based on the terms and conditions of the program, including reporting guidance issued by HHS in 2021, the Company believes that it has met the applicable terms and conditions. This includes, but is not limited to, the fact that the Company’s
COVID-19
related expenses and lost revenues for the year ended December 31, 2020 exceeded the amount of funds received. To the extent that reporting requirements and terms and conditions are subsequently modified, it may affect the Company’s ability to comply and ability to retain the funds. The following table summarizes the quarterly recognition of general distribution payments recognized in other expense (income), net in the Company’s 2020 consolidated statements of operations (in millions):

Three Months Ended
March 31, 2020	June 30, 2020	September 30, 2020	December 31, 2020	Total
$—	$(44.3)	$(23.1)	$(24.1)	$(91.5)

•
The Company applied for and obtained approval to receive $26.7 million of Medicare Accelerated and Advance Payment Program (“MAAPP”) funds during the quarter ended June 30, 2020. During the year ended December 31, 2021, the Company applied $12.6 million in MAAPP funds and transferred $1.8 million in MAAPP funds as part of the divestiture of its Home Health service line. Because the Company has not yet met all required performance obligations or performed the services related to the remaining funds, as of December 31, 2021 and December 31, 2020, $12.3 million and $15.5 million of the funds are recorded in accrued expenses and other liabilities, respectively, and zero and $11.2 million of the funds are recorded in other non-current
liabilities, respectively.

•
The Company elected to defer depositing the employer portion of Social Security taxes for payments due from March 27, 2020 through December 31, 2020, interest-free and penalty-free. Related to these payments, as of December 31, 2021 and December 31, 2020, $5.9 million and $5.5 million is included in accrued expenses and other liabilities, respectively, and zero and $5.5 million is included in other non-current
liabilities, respectively.